Note 25 - Contingencies, Commitments and Restrictions On the Distribution of Profits (Details Textual) R$ / shares in Units, $ in Thousands, € in Millions, R$ in Millions, $ in Billions					1 Months Ended	12 Months Ended	24 Months Ended
	Dec. 21, 2017 USD ($)	Dec. 21, 2017 EUR (€)	Jun. 30, 2017 USD ($)	Sep. 01, 2013 R$ / shares shares	Nov. 30, 2017	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Aug. 31, 2017 USD ($)	Aug. 31, 2017 MXN ($)	Jul. 07, 2016 USD ($)	Jan. 31, 2016 USD ($)	Jan. 31, 2016 EUR (€)	Jan. 22, 2016 USD ($)	Feb. 28, 2014 USD ($)	Feb. 28, 2014 EUR (€)	Dec. 24, 2013 USD ($)	Dec. 24, 2013 EUR (€)	Dec. 24, 2012 USD ($)	Dec. 24, 2012 EUR (€)
Equity in accordance with Luxembourg law [member]
Statement Line Items [Line Items]
Distributable retained earnings						$ 17,566,494	$ 17,566,494
Techgen s.a. [member]
Statement Line Items [Line Items]
Term of supply contract							25 years
Proportion of corporate guarantee covering obligations						22.00%	22.00%	22.00%
Voest Alpine Grobblech Gmb [member]
Statement Line Items [Line Items]
Purchase commitments						$ 137,000	$ 137,000
Transportadora de Gas del Norte S.A. [member]
Statement Line Items [Line Items]
Purchase commitments						$ 77,500	77,500
Term of supply contract						10 years
Praxair S.A. [member]
Statement Line Items [Line Items]
Purchase commitments						$ 43,900	43,900
Term of supply contract						14 years
Graftech [member]
Statement Line Items [Line Items]
Purchase commitments						$ 78,300	78,300
DALMINE S.p.A. [member] | Italian tax authorities [member] | Legal proceedings contingent liability [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities															$ 11,000	€ 9.0	$ 271,000	€ 226.0	$ 357,000	€ 298.0
Bank acceptance liabilities												$ 210,000	€ 175.0
Aggregate cash payments for legal settlements	$ 51,000	€ 42.9
Cash payments during legal proceedings	4,000	€ 3.2
Excess amount provisioned for estimated financial effect of contingent liabilities	$ 29,000
CONFAB INDUSTRIAL S.A. and subsidiaries [member] | Legal proceedings contingent liability [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities						40,500	40,500	R$ 133.9
CONFAB INDUSTRIAL S.A. and subsidiaries [member] | Companhia Siderúrgica Nacional [member]
Statement Line Items [Line Items]
Tag-along tender offer to non-controlling interests, percentage				80.00%
Tag-along tender offer to non-controlling interests | R$ / shares				R$ 28.80
Tag-along tender offer to non-controlling interests, shares | shares				182,609,851
CONFAB INDUSTRIAL S.A. and subsidiaries [member] | Companhia Siderúrgica Nacional [member] | Legal proceedings contingent liability [member]
Statement Line Items [Line Items]
Tag-along tender offer to non-controlling interests, contingent liability				17.90%
CONFAB INDUSTRIAL S.A. and subsidiaries [member] | Itaú Seguros S.A. [member] | Legal proceedings contingent liability [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities						24,800	24,800	81.9
Estimated percentage of lost profits					54.00%
CONFAB INDUSTRIAL S.A. and subsidiaries [member] | Veracel Celulose S.A. [member] | Legal proceedings contingent liability [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities						$ 15,700	$ 15,700	R$ 52.0
TENARIS GLOBAL SERVICES S.A. and subsidiaries [member] | Petroamazonas [member] | Legal proceedings contingent liability [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities														$ 22,500
TENARIS BAY CITY, INC. [member] | Contractor [member] | Legal proceedings contingent liability [member]
Statement Line Items [Line Items]
Total excess cost of project			$ 77,000
SIDERCA S.A.I.C. and subsidiaries [member] | Legal proceedings contingent liability [member]
Statement Line Items [Line Items]
Number of alleged inaccurate currency exchange declarations						15	15	15
Amount alleged inaccurate for the export of goods						$ 268,000
Loss contingency, multiple of fine application possible						10	10	10
SIDERCA S.A.I.C. and subsidiaries [member] | Argentine state-owned company [member] | Legal proceedings contingent liability [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities											$ 25,400
Tubos de Acero de México S.A and Servicios Generales Tenaris Tamsa S.A. [member] | Mexican tax authorities [member] | Legal proceedings contingent liability [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities									$ 91,200	$ 1.8